Marshall Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 312-461-5920

Fax (direct): 312-461-2817

November 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Marshall Funds, Inc.

(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

Filed herewith via EDGAR on behalf of the Marshall International Stock Fund (the “Fund”), a series of Marshall Funds, Inc., please find a Preliminary Proxy Statement relating to a Special Meeting of the Fund’s shareholders to be held on December 23, 2011.

If you have any questions concerning this filing, please contact the undersigned at the telephone number listed above.

Very truly yours,

MARSHALL FUNDS, INC.

/s/ Linda S. VanDenburgh

Linda S. VanDenburgh Secretary